Bank Loans (Details Textual) $ in Thousands															1 Months Ended																				12 Months Ended
		Nov. 09, 2017 USD ($)	Nov. 09, 2017 CNY (¥)	Oct. 13, 2017 USD ($)	Oct. 13, 2017 CNY (¥)	Sep. 06, 2017 USD ($)	Sep. 06, 2017 CNY (¥)	Sep. 05, 2017 USD ($)	Sep. 05, 2017 CNY (¥)	Nov. 01, 2016 USD ($)	Oct. 12, 2016 USD ($)	Oct. 12, 2016 CNY (¥)	Mar. 08, 2016 USD ($)	Mar. 08, 2016 CNY (¥)	Aug. 29, 2017 USD ($)	Aug. 29, 2017 CNY (¥)	Mar. 27, 2017 USD ($)	Feb. 23, 2017 USD ($)	Feb. 23, 2017 CNY (¥)	Sep. 27, 2016 USD ($)	Sep. 27, 2016 CNY (¥)	Sep. 26, 2016 USD ($)	Sep. 26, 2016 CNY (¥)	Aug. 30, 2016 USD ($)	Aug. 30, 2016 CNY (¥)	Jul. 27, 2016 USD ($)	Jul. 27, 2016 CNY (¥)	Jul. 26, 2016 USD ($)	Jun. 27, 2016 USD ($)	Jun. 27, 2016 CNY (¥)	May 25, 2016 USD ($)	May 25, 2016 CNY (¥)	Apr. 14, 2016 USD ($)	Apr. 14, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)	Sep. 05, 2017 CNY (¥)	Aug. 17, 2017 USD ($)	Aug. 17, 2017 CNY (¥)	Mar. 27, 2017 CNY (¥)	Feb. 23, 2017 CNY (¥)	Feb. 17, 2017 USD ($)	Feb. 17, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Nov. 01, 2016 CNY (¥)	Oct. 14, 2016 USD ($)	Oct. 14, 2016 CNY (¥)	Aug. 12, 2016 USD ($)	Aug. 12, 2016 CNY (¥)	Jul. 31, 2016 USD ($)	Jul. 31, 2016 CNY (¥)	Jul. 26, 2016 CNY (¥)	Jun. 24, 2016 USD ($)	Jun. 24, 2016 CNY (¥)	May 09, 2016 USD ($)	May 09, 2016 CNY (¥)	Mar. 08, 2016 CNY (¥)	Sep. 18, 2015 USD ($)	Sep. 18, 2015 CNY (¥)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)	May 20, 2015 USD ($)	May 20, 2015 CNY (¥)	May 06, 2015 USD ($)	May 06, 2015 CNY (¥)
Line of Credit Facility [Line Items]
Proceeds from Issuance of Debt																																			$ 28,636		$ 45,462		$ 21,312
Short-term Debt, Weighted Average Interest Rate																																			4.51%		4.73%		5.23%	4.51%								4.73%
Interest Costs Incurred, Total																																			$ 2,171		$ 1,841		$ 2,059
Interest Costs Capitalized																																			302		75		$ 0
Proceeds from Lines of Credit																								$ 1,426	¥ 9,900,000	$ 1,426	¥ 9,900,000		$ 1,426	¥ 9,900,000	$ 1,426	¥ 9,900,000
Restricted Cash and Cash Equivalents, Current																																			1,549		3,007
Short-term Debt [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																																																				$ 17,284	¥ 120,000,000
Long-term Debt [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																																																				$ 10,758
Sinovac Dalian [Member]
Line of Credit Facility [Line Items]
Proceeds from Issuance of Debt																				$ 8,182	¥ 53,200,000
China Merchants Bank One [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																		4.57%																											4.57%
China Merchants Bank One [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																		$ 3,074																											¥ 20,000,000												$ 4,321	¥ 30,000,000
Debt Instrument, Basis Spread on Variable Rate																		5.00%	5.00%
Debt Instrument, Interest Rate, Effective Percentage																																																									4.35%	4.35%
Debt Instrument, Collateral Amount																		$ 5,379																											¥ 35,000,000
Debt Instrument Guarantee Fee																		$ 59	¥ 400,000
Bank Of Beijing [Member]
Line of Credit Facility [Line Items]
Loans Payable, Current, Total	[1]																																		6,851		6,420
Bank Of Beijing [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit		$ 615	¥ 4,000,000			$ 784	¥ 5,100,000								$ 753	¥ 4,900,000																	$ 1,368	¥ 9,500,000
Bank Of China [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Renewed																																			30,739					¥ 200,000
Bank Of China [Member] | Sinovac Dalian [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage											5.79%	5.79%										5.79%	5.79%
Proceeds from Issuance of Debt											$ 720	¥ 5,000,000										$ 720	¥ 5,000,000
Debt Instrument, Description of Variable Rate Basis											144.2 base points	144.2 base points										144.2 basis points	144.2 basis points
Industrial And Commercial Bank Of China [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																																														$ 3,074	¥ 20,000,000
Debt Instrument, Interest Rate, Effective Percentage																																														4.35%	4.35%
China Construction Bank Two [Member] | Sinovac Research And Development [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																	$ 722																											¥ 4,700,000
Debt Instrument, Basis Spread on Variable Rate																	5.00%
Debt Instrument, Interest Rate, Effective Percentage																	4.43%																											4.43%
Restricted Cash and Cash Equivalents, Current																	$ 768																											¥ 5,000
Citi Bank [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																																																											$ 4,611	¥ 30,000,000
Debt Instrument, Interest Rate, Stated Percentage																																																											4.47%	4.47%
Citi Bank [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit																																			6,820	¥ 44,400,000	4,129	¥ 28,700,000
Repayments of Lines of Credit																																			4,611	¥ 30,000
China Construction Bank [Member] | Long-term Debt [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																																			$ 4,454		$ 3,230			¥ 29,000,000								¥ 21,000,000		$ 7,684	¥ 50,000,000
Debt Instrument, Basis Spread on Variable Rate																																			5.00%	5.00%
Debt Instrument, Interest Rate, Effective Percentage																																			4.51%					4.51%
Line of Credit Facility, Maximum Borrowing Capacity | ¥																																																																					¥ 70,000,000
China Construction Bank [Member] | Long Term Debt One [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																																										$ 3,074	¥ 20,000,000
Debt Instrument, Interest Rate, Effective Percentage																																										4.75%	4.75%
Debt Instrument, Covenant Description																																			Pursuant to the covenants set out in these two bank loan agreements, Sinovac Beijings debt to total assets ratio must not be higher than 80%, current ratio must not be lower than 0.8, contingent liabilities must not be higher than $36,118 (RMB 235 million) and contingent liabilities as a percentage of total shareholders equity must not be higher than 50%	Pursuant to the covenants set out in these two bank loan agreements, Sinovac Beijings debt to total assets ratio must not be higher than 80%, current ratio must not be lower than 0.8, contingent liabilities must not be higher than $36,118 (RMB 235 million) and contingent liabilities as a percentage of total shareholders equity must not be higher than 50%
Proceeds from Lines of Credit																																			$ 314	¥ 2,000,000
China Construction Bank [Member] | Short Term Debt One [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount								$ 2,982																																	¥ 19,400,000
Debt Instrument, Basis Spread on Variable Rate								0.27%	0.27%
Debt Instrument, Interest Rate, Effective Percentage								4.57%																																	4.57%
Proceeds from Lines of Credit								$ 2,982	¥ 19,400,000
China Construction Bank [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit													$ 7,202	¥ 50,000
Short Term And Long Term Bank Loans [Member]
Line of Credit Facility [Line Items]
Debt, Weighted Average Interest Rate																																			4.61%		4.73%		4.83%	4.61%								4.73%
Bank Term Loan Drawn On June 2015 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																												$ 2,218
Bank Term Loan Drawn On June 2015 [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Covenant Description																																			Pursuant to the covenants set out in these two bank loan agreements, Sinovac Beijings debt to total assets ratio must not be higher than 80%, current ratio must not be lower than 0.8, contingent liabilities must not be higher than $36,118 (RMB 235 million) and contingent liabilities as a percentage of total shareholders equity must not be higher than 50%.	Pursuant to the covenants set out in these two bank loan agreements, Sinovac Beijings debt to total assets ratio must not be higher than 80%, current ratio must not be lower than 0.8, contingent liabilities must not be higher than $36,118 (RMB 235 million) and contingent liabilities as a percentage of total shareholders equity must not be higher than 50%.
Bank Term Loan Drawn On June 2015 [Member] | China Merchants Bank One [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																																			$ 14,529					¥ 94,500,000																¥ 15,400,000
Bank Term Loan Drawn On June 2015 [Member] | China Merchants Bank One [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount													$ 7,202															$ 7,202							14,529					94,500,000												$ 576	¥ 4,000,000			¥ 50,000,000					¥ 50,000,000
Debt Instrument, Basis Spread on Variable Rate													5.00%	5.00%														5.00%
Debt Instrument, Interest Rate, Effective Percentage													4.57%															4.13%																												4.13%					4.57%
Bank Term Loan Drawn On July 2015 [Member] | Bank Of Beijing [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																																																						$ 6,098	¥ 39,700,000											$ 7,377	¥ 48,000,000
Debt Instrument, Interest Rate, Effective Percentage																																																						4.75%	4.75%									5.25%	5.25%
Debt Instrument, Collateral Amount																																			2,383					¥ 15,500,000
Loans Payable, Current, Total																																																																$ 753	¥ 4,900,000
Bank Term Loan Drawn On November 2015 [Member] | Bank Of Beijing [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																																																														$ 7,202	¥ 50,000,000
Bank Term Loan Drawn On November 2016 [Member] | China Merchants Bank One [Member] | Sinovac Biotech Company Ltd [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount										$ 4,321																																							¥ 30,000,000
Debt Instrument, Basis Spread on Variable Rate										15.00%
Debt Instrument, Interest Rate, Effective Percentage										5.00%																																							5.00%
Bank Term Loan Drawn On August 2017 [Member] | Bank Of Beijing [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															4.57%	4.57%
Bank Term Loan Drawn On September 2017 [Member] | Bank Of Beijing [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						4.57%	4.57%
Bank Term Loan Tranch One [Member] | Bank Of Beijing [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit				$ 1,537	¥ 10,000,000
Bank Term Loan Drawn On October 2017 [Member] | Bank Of Beijing [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				5.00%	5.00%
Bank Term Loan Drawn On November 2017 [Member] | Bank Of Beijing [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.00%	5.00%
Due On 25 Febraury 2019 [Member] | China Construction Bank [Member] | Long Term Debt One [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit																																			123	¥ 800,000
Due On 25 August 2019 [Member] | China Construction Bank [Member] | Long Term Debt One [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit																																			$ 191	¥ 1,200,000

[1]	On May 20, 2015, Sinovac Beijing entered into a bank loan with Bank of Beijing in the aggregate principal amount of $7,377 (RMB 48 million) with a term from July 2015 to May 2020 for construction of the pneumococcal polysaccharide vaccine facilities. The loan’s interest rate is based on the prime rate of a five-year term loan published by the People’s Bank of China at the time withdraws are made. Interest is payable quarterly and the loan is repayable based on the payment schedule and shall be fully repaid before May 20, 2020. $753 (RMB 4.9 million) was drawn in 2015 with an annual interest rate of 5.25%, and $6,098 (RMB 39.7 million) was drawn in 2016 with an annual interest rate of 4.75%. Prepaid land lease payments and buildings of Sinovac Beijing with a net book value of $2,383 (RMB 15.5 million) were pledged as collateral as of December 31, 2017.